Income Taxes (Details 1) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details 1
Mineral properties tax basis in excess of carrying value	2,631,000	2,649,000	2,637,000
Non-capital losses available	513,000	494,000	457,000
Other	2,000	3,000	4,000
Potential deferred income tax assets	3,147,000	3,145,000	3,098,000
Less: valuation allowance	(3,147,000)	(3,145,000)	(3,098,000)
Net Deferred Income Tax Asset